PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 5 -        PROPERTY, PLANT AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2018	2017
Cost:
Land and buildings	$13,077	$12,385
Machinery and equipment	51,017	48,848
Motor vehicles	410	472
Office furniture and equipment	1,802	2,039
Software	1,248	1,419
	67,554	65,163

Less: Accumulated depreciation	46,130	43,842
Depreciated cost	$21,424	$21,321

Depreciation expenses amounted to $4,051, $3,807 and $3,501 for the years ended December 31, 2018, 2017 and 2016, respectively.